Acquisitions (Details 3) (Customer relationship assets)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer relationship assets
Acquired Finite-Lived Intangible Assets
Weighted average life of customer relationship assets associated with acquisitions	22 years	17 years	20 years